CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2024	$ 12,108	$ 1,341	$ (7,825)	$ (1,653)	$ 10,790	$ 29	$ 259	$ 10,508
Net (loss) income	(1,452)	(1,405)	(1,405)					(47)
Other comprehensive income (loss)	410	193		178	16	(1)	16	201
Capital contributions (Note 9)	157							157
Dividends declared	(457)						(5)	(452)
Other	(12)	(13)	(23)	(2)	9	3		1
Change in period	(1,354)	(1,225)	(1,428)	176	25	2	11	(140)
Ending balance at Jun. 30, 2025	10,754	116	(9,253)	(1,477)	10,815	31	270	10,368
Beginning balance at Mar. 31, 2025	12,442	1,436	(7,834)	(1,556)	10,797	29	269	10,737
Net (loss) income	(1,447)	(1,410)	(1,410)					(37)
Other comprehensive income (loss)	10	93		81	15	(3)	6	(89)
Capital contributions (Note 9)	56							56
Dividends declared	(308)						(5)	(303)
Other	1	(3)	(9)	(2)	3	5		4
Change in period	(1,688)	(1,320)	(1,419)	79	18	2	1	(369)
Ending balance at Jun. 30, 2025	10,754	116	(9,253)	(1,477)	10,815	31	270	10,368
Beginning balance at Dec. 31, 2025	9,232	(406)	(10,619)	(1,715)	11,953	(25)	333	9,305
Net (loss) income	(3,087)	(2,976)	(2,976)				(7)	(104)
Other comprehensive income (loss)	536	70		96	19	(45)	15	451
Capital contributions (Note 9)	391							391
Disposal (Note 2)	0	0	82		(82)			0
Change in ownership (Note 2)	0	(231)	(39)		(192)			231
Dividends declared	(525)							(525)
Other	199	220	213	(2)	12	(3)		(21)
Change in period	(2,486)	(2,917)	(2,720)	94	(243)	(48)	8	423
Ending balance at Jun. 30, 2026	6,746	(3,323)	(13,339)	(1,621)	11,710	(73)	341	9,728
Beginning balance at Mar. 31, 2026	6,983	(2,632)	(12,756)	(1,668)	11,863	(71)	336	9,279
Net (loss) income	(785)	(790)	(790)				(4)	9
Other comprehensive income (loss)	496	73		48	22	3	9	414
Capital contributions (Note 9)	203							203
Disposal (Note 2)	0	0	82		(82)
Change in ownership (Note 2)	0	(100)	(2)		(98)			100
Dividends declared	(241)							(241)
Other	90	126	127	(1)	5	(5)		(36)
Change in period	(237)	(691)	(583)	47	(153)	(2)	5	449
Ending balance at Jun. 30, 2026	$ 6,746	$ (3,323)	$ (13,339)	$ (1,621)	$ 11,710	$ (73)	$ 341	$ 9,728